Segment and geographic information - Major Components of Income (Loss) Before Income Taxes in "Other" (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Segment Reporting Information [Line Items]
Equity in earnings of affiliates		¥ 33,917	¥ 43,028	¥ 37,805
Total		185,849	322,074	350,886
Other (Incl. elimination) [Member]
Segment Reporting Information [Line Items]
Net gain related to economic hedging transactions		6,370	15,120	17,403
Realized gain (loss) on investments in equity securities held for operating purposes		187	4,725	4,428
Equity in earnings of affiliates		32,727	42,235	28,571
Corporate items		(52,314)	(20,119)	(38,772)
Other	[1]	19,177	3,989	8,350
Total		¥ 6,147	¥ 45,950	¥ 19,980

[1]	Includes the impact of Nomura's own creditworthiness.